Form N-1A Cover	Feb. 02, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 02, 2026
Prospectus Date	Feb. 02, 2026